Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2021 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Amendment No. 1 to Second Amended and Restated Operating Agreement

On August 5, 2021, the Company’s Second Amended and Restated Operating Agreement was amended pursuant to Amendment No. 1 to Second Amended and Restated Operating Agreement (the “Amendment”), entered into by our Manager. The Amendment was adopted by the Company’s board of directors of the Company on August 5, 2021. The Amendment amends the operating agreement as follows: (i) the definition of “Contribution-Based Profits” was amended to remove language relating to “loss” and “net loss”; (ii) the definition of “Sales Event” was amended to add the following sentence: “For the avoidance of doubt, if the Company distributes its equity ownership in a Subsidiary to the Company’s Shareholders in a spin-off or similar transaction, such distribution shall constitute a Sale Event.”; and (iii) the definition of “Total Profit Allocation” was amended to add the following sentence: “For the avoidance of doubt, if Contribution-Based Profits is a negative number, it shall be disregard in calculating Total Profit Allocation.”

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of 1847 Holdings LLC (“the Company”) as of December 31, 2020 and 2019, the related consolidated statements of operations, shareholders’ deficit, and cash flows for each of the years in the two-year period ended December 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) related to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgements. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Acquisitions — Refer to Note 10 to the financial statements

Critical Audit Matter Description

During the year ended December 31, 2020, the Company completed two business acquisitions. On May 28, 2020, the Company acquired 100% of the outstanding capital stock of Asien’s Appliance, Inc. for an aggregate purchase price of $2,125,000. On September 30, 2020, the Company acquired 100% of the outstanding capital stock of Kyle’s Custom Wood Shop, Inc. for an aggregate purchase price of $6,500,000. The Company accounted for these two acquisitions as business combinations. Accordingly, the purchase price was allocated to the assets acquired and liabilities assumed at fair value as of the transaction dates. The Company utilized a third-party valuation specialist to assist in determining the fair value of the consideration granted and identifiable intangible assets acquired in each acquisition. We identified the estimation of the fair value of the consideration transferred, assets acquired, and liabilities assumed in these acquisitions as a critical audit matter.

We identified the valuation of the consideration transferred, assets acquired, and liabilities assumed as a critical audit matter because of the significant estimates and assumptions management made to determine the fair value of certain of these assets. This required a high degree of auditor judgment and an increased extent of effort when performing audit procedures to evaluate the reasonableness of valuation methodologies applied and the assumptions used such as forecasted sales growth rates, cash flows, attrition rates, market-based royalty rates, and estimated discount rates. In addition, the audit effort involved the use of professionals with specialized skill and knowledge.

How the Critical Audit Matter was Addressed in the Audit

Our audit procedures related to the following:

•        We evaluated management’s and the valuation specialist’s identification of assets acquired and liabilities assumed.

•        We obtained management’s purchase price allocation detailing fair values assigned to acquired tangible and intangible assets.

•        We obtained valuation report prepared by valuation specialist engaged by management to assist in the purchase price allocation, including determination of fair values assigned to acquired intangible assets, and examined valuation methods used and qualifications of specialist.

•        We examined the completeness and accuracy of the underlying data supporting the significant assumptions and estimates used in the valuation report, including historical and projected financial information.

•        We evaluated the accuracy and completeness of the financial statement presentation and disclosure of the acquisitions.

In addition, the audit effort involved the use of professionals with specialized skill and knowledge to assist in the evaluations of the valuation methodologies deployed and the reasonableness of the significant assumptions used.

Accounting for Issuance of Preferred Stock — Refer to Note 17 to the financial statements

Critical Audit Matter Description

During the year ended December 31, 2020, the Company sold 2,632,278 preferred stock units at $1.90 per share for total proceeds of $5,001,324. Each Unit consisted of one share of Senior Series A Preferred Stock and one warrant to purchase one share of Common Share. The accounting for the transaction required management to assess as to whether: (1) any embedded features required bifurcation and separate valuation related to the preferred stock instrument; (2) the preferred stock instrument qualifies for permanent equity presentation; and (3) whether the warrants meet equity classification requirements. Additionally, the transaction required management to perform an analysis on the embedded conversion features to discern whether such conversion features were beneficial conversion features requiring separate classification within equity in the consolidated financial statements. During the year ended December 31, 2020, the Company recognized a total of approximately $2,874,478 related to the determined beneficial conversion features.

How the Critical Audit Matter was Addressed in the Audit

Auditing management’s determination of the accounting for these transactions was challenging due to the complexity and significant judgement involved in assessing the embedded features of the convertible notes for separate accounting, and assessing the determination of whether the conversion feature should be accounted for as a beneficial conversion feature within equity in the consolidated financial statements.

Our audit procedures consisted of the following, among others:

•        We inspected and reviewed the designation document for the establishment of the Series A Senior Convertible Preferred Stock and the documents related to the issuance of the instrument to the investors.

•        We evaluated the reasonableness of the conclusions made by the Company related to the accounting treatment for embedded conversion feature and classification and presentation of the instrument as a whole in the consolidated balance sheet, including the Company’s consideration of relevant accounting standards.

•        We obtained preferred stock issuance valuation report prepared by valuation specialist engaged by management and evaluated the reasonableness of the valuation methodology and related assumptions used and qualifications of specialist.

•        We tested the value of the recognized beneficial conversion features by assessing the reasonableness of the assumptions and inputs used in the calculation including recalculating such amounts.

Professionals with specialized skill and knowledge were utilized by the Firm to assist in the evaluation of the Company’s accounting for the issuance of the Series A Senior Convertible Preferred Stock.

Spin-off of 1847 Goedeker Inc. — Refer to Note 21 to the financial statements

On October 23, 2020, the Company spun off its majority-owned subsidiary, 1847 Goedeker Inc. on a pro rata basis to the common shareholders of the company, subject to a profit allocation interest. The execution of the spin off triggered a required profit allocation payment to the holders of the Company’s Allocation Shares (the Company’s Manager) in accordance with the Company’s operating agreement. The payment was in the form of a distribution of 1847 Goedeker Inc. shares.

How the Critical Audit Matter was Addressed in the Audit

We determined the evaluation of the accounting for the spin-off of 1847 Goedeker Inc. and the determination and valuation of the related manager profit allocation to be a critical audit matter due to the complexity of the transaction and the complexity involved in the Company’s determination of the appropriate accounting treatment. Auditing the accounting for the spin-off and related profit distribution involved a high degree of auditor judgement and specialized skills and knowledge were needed.

Our audit procedures consisted of the following, among others:

•        We tested the accounting for the spin off, including assessing whether the spin off was pro rata in nature and accounted for in accordance with applicable accounting guidance.

•        We obtained and reviewed the Second Amended and Restated Operating Agreement which outlines the terms for determination of the profit interest allocation and the related calculation to evaluate whether the Company’s accounting was consistent with such requirements and applicable accounting standards

•        We evaluating the reasonableness of the conclusions made by the Company related to the accounting treatment for the distribution event including the presentation of transaction as a whole in the consolidated balance sheet, the statement of shareholders’ equity, and the footnotes to the consolidated financial statements.

Going Concern

Critical Audit Matter Description

As described further in Note 3 to the financial statements, the Company has incurred losses since inception, has negative cash flows from operations, and has an accumulated deficit. Accordingly, the Company has determined that these factors raise substantial doubt about its ability to continue as a going concern. However, management believes, based on the Company’s operating plan, that current working capital and current and expected additional financing is sufficient to fund operations and satisfy the Company’s obligations as they come due for at least one year from the financial statement issuance date.

We determined the Company’s ability to continue as a going concern is a critical audit matter due to the estimation and uncertainty regarding the Company’s future cash flows, available capital and the risk of bias in management’s judgments and assumptions in their determination.

How the Critical Audit Matter Was Addressed in the Audit

Our audit procedures related to the following:

•        We performed testing procedures such as analytical procedures to identify conditions and events that indicate there could be substantial doubt about the entity’s ability to continue as a going concern for a reasonable period of time.

•        We reviewed and evaluated management’s plans for dealing with adverse effect of these conditions and events.

•        We inquired of Company management and reviewed company records to assess whether there are additional factors that contribute to the uncertainties disclosed.

•        We assessed whether the Company’s determination that risk that there is substantial doubt about its ability to continue as a going concern was alleviated by management’s plans was adequately disclosed.

NOTE 22 — SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2020 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Wolo Closing and Related Transactions

Amendment to the Stock Purchase Agreement and Closing

On December 22, 2020, the Company and its wholly-owned subsidiary 1847 Wolo Inc. (“1847 Wolo”) entered into a stock purchase agreement with Wolo Mfg. Corp., a New York corporation, and Wolo Industrial Horn & Signal, Inc., a New York corporation (together, “Wolo”), and the sellers named therein (together, the “Wolo Sellers”), pursuant to which 1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo (the “Wolo Acquisition”).

On March 30, 2021, the Company, 1847 Wolo, Wolo and the Wolo Sellers entered into amendment No. 1 to the stock purchase agreement to amend certain terms of the stock purchase agreement. Following entry into such amendment, closing of the Wolo Acquisition was completed on the same day.

Pursuant to the terms of the stock purchase agreement, as amended, 1847 Wolo agreed to acquire all of the issued and outstanding capital stock of Wolo for an aggregate purchase price of $7,400,000, subject to adjustment as described below. The purchase price consists of (i) $6,550,000 in cash and (ii) a 6% secured promissory note in the aggregate principal amount of $850,000.

The purchase price is subject to a post-closing working capital adjustment provision. Under this provision, the Wolo Sellers delivered to 1847 Wolo at the closing an unaudited balance sheet of Wolo as of that date. On or before the 75th day following the closing, 1847 Wolo shall deliver to the Wolo Sellers an audited balance sheet as of the closing date. If the net working capital reflected on such final balance sheet exceeds the net working capital reflected on the preliminary balance sheet delivered at closing, 1847 Wolo shall, within seven days, pay to the Wolo Sellers an amount of cash that is equal to such excess. If the net working capital reflected on the preliminary balance sheet exceeds the net working capital reflected on the final balance, the Wolo Sellers shall, within seven days, pay to 1847 Wolo an amount in cash equal to such excess.

Purchase to the stock purchase agreement, 1847 Wolo agreed to indemnify and hold harmless the Wolo Sellers for any amounts in respect of taxes payable by the Wolo Sellers in connection with the Wolo Acquisition that are in excess of the amounts of taxes that would have been payable by the Wolo Sellers in connection with the Wolo Acquisition if the closing had occurred on or prior to December 31, 2020.

The stock purchase agreement contains customary representations, warranties and covenants, including a covenant that the Wolo Sellers will not compete with the business of Wolo for a period of three (3) years following closing.

The stock purchase agreement also contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the stock purchase agreement. In the case of the indemnification provided by the Wolo Sellers with respect to breaches of certain non-fundamental representations and warranties, the Wolo Sellers will only become liable for indemnified losses if the amount exceeds an aggregate of $10,000, whereupon the Wolo Sellers will be liable for all losses that exceed the $100,000 threshold, provided that the liability of the Wolo Sellers for breaches of certain non-fundamental representations and warranties shall not exceed $1,825,000.

6% Secured Promissory Note

As noted above, a portion of the purchase price for Wolo was paid by the issuance of a 6% secured promissory note in the principal amount of $850,000 by 1847 Wolo to the Wolo Sellers. Interest on the outstanding principal amount will be payable quarterly at the rate of six percent (6%) per annum. The note matures on the 39-month anniversary following the closing of the acquisition, at which time the outstanding principal amount of the note, along with all accrued, but unpaid interest, shall be paid in one lump sum. 1847 Wolo has the right to prepay all or any portion of the note at any time prior to the maturity date without premium or penalty of any kind. The note contains customary events of default and is secured by all of the assets of Wolo; provided that the rights of the Wolo Sellers under the note are subordinate to the rights of Sterling National Bank under the credit agreement described below.

Management Services Agreement

On March 30, 2021, 1847 Wolo entered into an offsetting management services agreement with the Manager on the same terms as the other offsetting management services agreements described in Note 16; provided that, the quarterly management fee is equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement).

The rights of the Manager to receive payments under this offsetting management services agreement are subordinate to the rights of Sterling (as defined below) under separate a subordination agreement that the Manager entered into with Sterling on March 30, 2021.

Credit Agreement and Notes

On March 30, 2021, 1847 Wolo and Wolo entered into a credit Agreement with Sterling National Bank (“Sterling”) for (i) revolving loans in an aggregate principal amount that will not exceed the lesser of the borrowing base (as defined below) or $1,000,000 and (ii) a term loan in the principal amount of $3,550,000. The revolving loan is evidenced by a revolving credit note and the term loan is evidenced by a $3,550,000 term note. The “borrowing base” means an amount equal to the sum of the following: (A) 80% of eligible accounts (as defined in the credit agreement) PLUS (B) the lesser of: (1) 50% percent of eligible inventory (as defined in the credit agreement) or (2) $400,000.00, MINUS (C) such reserves as Sterling may establish from time to time in its sole discretion. Sterling has the right from time to time, in its sole discretion, to amend, substitute or modify the percentages set forth in the definition of borrowing base and the definition(s) of eligible accounts and eligible inventory.

The revolving note matures on March 29, 2022 and bears interest at a per annum rate equal to the greater of (i) the prime rate (as defined in the credit agreement) or (ii) 3.75%. The term note matures on April 1, 2024 and bears interest at a per annum rate equal to the greater of (x) the prime rate plus 3.00% or (y) 5.00%; provided that, upon an event of default, all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 5.00%. Interest accrued on the revolving note and the term note shall be payable on the first day of each month commencing on the first such day of the first month following the making of such revolving loan or term loan, as applicable.

With respect to the term loan, 1847 Wolo and Wolo must repay to Sterling on the first day of each month, (i) beginning on May 1, 2021 and ending on March 1, 2022, eleven (11) equal monthly principal payments of $43,750 each, (ii) beginning on April 1, 2022 and ending on March 1, 2024, twenty-four (24) equal monthly payments of $59,167 each and (iii) on April 1, 2024, a final principal payment in the amount of $1,648,742. In addition, beginning on June 1, 2022 and on each anniversary thereof thereafter until such time as the term loan is repaid in full, 1847 Wolo and Wolo must pay an additional principal payment equal to 50% of the excess cash flow (as defined in the credit agreement), if any. If Sterling has not received the full amount of any monthly payment on or before the date it is due (including as a result of funds not available to be automatically debited on the date on which any such payment is due), 1847 Wolo and Wolo must pay a late fee in an amount equal to six percent (6%) of such overdue payment. 1847 Wolo and Wolo may at any time and from time to time voluntarily prepay the revolving note or the term note in whole or in part.

The credit agreement contains customary representations, warranties, affirmative and negative financial and other covenants and events of default for loans of this type. Each of the revolving note and the term note is secured by a first priority security interest in all of the assets of 1847 Wolo and Wolo.

Unit Offering

On March 26, 2021, the Company entered into several securities purchase agreements with certain purchasers, pursuant to which the Company sold an aggregate of 1,818,182 units, at a price of $1.65 per unit, to the purchasers for an aggregate purchase price of $3,000,000. Each unit consists of (i) one (1) series A senior convertible preferred share of the Company with a stated value of $2.00 per share and (ii) a three-year warrant to purchase one (1) common share of the Company at an exercise price of $2.50 per share (subject to adjustment), which may be exercised on a cashless basis under certain circumstances. The proceeds of offering were used to fund, in part, an acquisition of Wolo. As described in further detail below, we contributed to 1847 Wolo the $3,000,000 raised in this offering in exchange for 1,000 shares of 1847 Wolo’s series A preferred stock, at a price of $3,000 per share, to fund, in part, the planned acquisition of Wolo by 1847 Wolo.

Pursuant to the securities purchase agreements, the Company is required file a registration statement with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended, covering the resale of all shares issuable upon conversion of the series A senior convertible preferred shares and exercise of the warrants with thirty (days) after the closing and use its commercially reasonable efforts to have the registration statement declared effective by the SEC as soon as practicable, but in no event later than (i) ninety (90) days after the closing in the event that the SEC does not review the registration statement, or (ii) one hundred fifty (150) days after the closing in the event that the SEC reviews the registration statement (but in any event, no later than two (2) business days from the SEC indicating that it has no further comments on the registration statement).

The lead investors in the offering received participation rights that permit them, for a period of 12 months after the closing, to participate in an offering of securities by the Company or any of its subsidiaries in an amount up to the aggregate amount that the lead investor invested in the offering with customary exclusions.

In addition to the participation right, and registration rights described above, the securities purchase agreements provided several other covenants in favor of the purchasers and/or the lead investor, including information rights, observer rights, certain restrictive covenants, and other covenants customary for similar transactions. The securities purchase agreements also contain customary representations, warranties closing conditions and indemnities.

The warrants issued in this offering have the same terms as the warrants issued on September 30, 2020 and October 26, 2020 in connection with the prior unit offering (see Note 17). In connection with the unit offering, the Company amended and restated the certificate of designation for the series A senior convertible preferred shares (See Note 17). The amendments include the following:

•        The number of shares designated as series A senior convertible preferred shares was increased to 4,450,460.

•        The dividend provision has been amended to provide that if the Company’s common shares are not registered, and rulemaking referred to below is effective, any dividends payable in common shares shall be calculated based upon the fixed price of $1.57; provided that the Company may only elect to pay dividends in common shares based upon such fixed price if the VWAP for the common shares on the Company’s principal trading market during the five (5) trading days immediately prior to the applicable dividend payment date is $1.57 or higher.

•        The conversion price (as defined in the certificate of designation) was changed to $1.75 per share.

•        The voting provision was amended to provide that so long as any series A senior convertible preferred shares are outstanding, the affirmative vote of the Requisite Holders shall be required prior to the Company’s, Kyle’s or Wolo’s creation or issuance of (i) any parity securities; (ii) any senior securities; and (iii) any new indebtedness other than (A) intercompany indebtedness by Kyle’s or Wolo in favor of the Company, (B) indebtedness incurred in favor of the sellers of Kyle’s or Wolo in connection with the acquisition of Kyle’s or Wolo, or (C) indebtedness (or the refinancing of such indebtedness) the proceeds of which are used to complete the acquisition of Kyle’s or Wolo related expenses or working capital to operate the business of Kyle’s or Wolo.

•        The adjustments provision was revised to add an additional adjustment which provides that if any legislation or rules are adopted whereby the holding period of securities for purposes of Rule 144 of the Securities Act of 1933, as amended, for convertible securities that convert at market-adjusted rates is increased resulting in a longer holding period for convertible securities like the series A senior convertible preferred shares and the unavailability at the time of conversion of Rule 144, the pricing provisions that are based upon the lowest VWAP of the previous ten (10) trading days immediately preceding the relevant adjustment date shall be removed unless the shares issuable upon conversion of series A senior convertible preferred shares are then registered under an effective registration statement, in which case this provision shall not apply.

•        The additional equity interest provision was revised to clarify that the holders of series A senior convertible preferred shares previously issued in connection with the Kyle’s Acquisition shall receive an equity stake in Kyle’s and the holders of series A senior convertible preferred shares issued in connection with the Wolo Acquisition shall receive an equity stake in Wolo.

In exchange for the consent of the holders of the Company’s outstanding series A senior convertible preferred shares to the issuance of these units at a lower purchase price than such holders paid for their shares, the Company issued an aggregate of 398,838 common shares to such holders.

Subscription Agreement

On March 29, 2021, the Company entered into a subscription agreement with 1847 Wolo, pursuant to which 1847 Wolo issued to the Company 1,000 shares of its series A preferred stock, for gross proceeds to 1847 Wolo of $3,000,000. The series A preferred stock has no voting rights and is not convertible into the common stock or any other securities of 1847 Wolo. Dividends at the rate per annum of 16.0% of the stated value of $3,000 per share shall accrue on the series A preferred stock (subject to adjustment) and shall accrue from day to day, whether or not declared, and shall be cumulative. Accruing dividends are payable quarterly in arrears on each of the following dividend payment dates: January 15, April 15, July 15 and October 15 beginning on April 15, 2021. Upon any liquidation, dissolution or winding up of 1847 Wolo, before any payment shall be made to the holders of 1847 Wolo’s common stock, the series A preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to 1847 Wolo’s stockholders an amount per share equal to the stated value of $3,000 per share, plus any accrued, but unpaid dividends.

Paycheck Protection Program — Phase II

On March 26, 2021, Neese received a second PPP Loan in the amount of $380,385 under Phase II of the Paycheck Protection Program which commenced on January 13, 2021 and allowed certain businesses that received an initial PPP Loan to seek a second draw PPP Loan.